Schedule of noncontrolling interests consolidated financial information (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2022 INR (₨)
IfrsStatementLineItems [Line Items]
Non-current assets		$ 35,027		₨ 1,527,756		₨ 2,992,332
Current assets		119,581		10,962,009		10,215,806
Non-current liabilities		4,863		339,614		415,381
Current liabilities		57,216		4,389,879		4,887,923
Current liabilities		92,529		7,760,272	₨ 719,319	7,904,834	₨ 892,241
Non-controlling interests		29,277		2,371,799		2,501,141
Equity attributable to equity holders of the parent		63,252		5,388,473		5,403,693
Revenue		93,112	₨ 7,954,522	4,189,897	3,827,265
Other income		1,275	108,957	102,362	152,520
Expenses		(20,830)	(1,779,465)	(1,579,352)	(1,554,963)
Finance income		2,433	207,824	170,714	28,944
Finance cost		(1,251)	(106,877)	(286,998)	(326,399)
Finance cost		1,251	106,877	286,998	326,399
Listing and related expenses				(54,238)	(23,591)
Listing and related expenses				54,238	23,591
Tax expense		150	12,849	(37,174)	(46,788)
Tax expense		(150)	(12,849)	37,174	46,788
Loss for the year		274	23,501	(366,505)	(288,168)
Other comprehensive income for the year, net of tax		2,335	199,353	(21,033)	(9,468)
Total comprehensive income / (loss) for the year, net of tax		2,609	222,854	(387,538)	(297,636)
Non-controlling interests		1,526	130,426	(15,562)	1,075
Equity holders of the parent		(1,252)	(106,925)	(350,943)	(289,243)
Non-controlling interests		1,514	129,344	(17,678)	927
Equity holders of the parent		1,095	93,510	(369,860)	(298,563)
Net cash used in operating activities		(3,407)	(291,088)	(1,433,362)	(1,962,346)
Net cash used in/ generated from investing activities		574	49,029	(2,295,504)	(145,952)
Net cash generated/ (used) in financing activities		(12,012)	(1,026,163)	5,132,969	1,751,813
Net increase/ (decrease) in cash and cash equivalents		(14,845)	(1,268,222)	1,347,187	(356,485)
Cash consideration received from non-controlling shareholders				7,688,897
Yatra Online Limited [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		34,916		1,526,239		2,982,968
Current assets		118,071		10,538,735		10,086,815
Non-current liabilities		4,862		339,769		415,344
Current liabilities		58,292		4,454,016		4,979,925
Current liabilities		89,833		7,271,189		7,674,514
Non-controlling interests		29,277		2,371,802		2,501,141
Equity attributable to equity holders of the parent		60,556		4,899,387		₨ 5,173,373
Revenue		93,070	7,950,976	4,186,676	3,801,597
Other income		1,330	113,653	102,294	144,954
Expenses		(91,059)	(7,779,148)	(4,195,487)	(3,595,026)
Finance income		2,388	203,964	157,132	28,760
Finance cost		1,185	(101,256)	(245,957)	(234,097)
Finance cost		(1,185)	101,256	245,957	234,097
Listing and related expenses				(54,238)	(23,591)
Listing and related expenses				54,238	23,591
Tax expense		(169)	14,472	(32,514)	(45,697)
Tax expense		169	(14,472)	32,514	45,697
Loss for the year		4,713	402,661	(82,094)	76,900
Other comprehensive income for the year, net of tax		(36)	(3,058)	(5,958)	(10,458)
Total comprehensive income / (loss) for the year, net of tax		4,677	399,603	(88,052)	66,442
Non-controlling interests		1,527	130,426	(29,175)	1,084
Equity holders of the parent		3,187	272,236	(52,919)	75,816
Non-controlling interests		1,514	129,344	(31,293)	937
Equity holders of the parent		3,164	270,259	(56,759)	65,505
Net cash used in operating activities		(10,377)	(886,480)	(1,424,478)	(1,530,819)
Net cash used in/ generated from investing activities		10,968	936,981	(2,337,311)	(166,655)
Net cash generated/ (used) in financing activities		(11,964)	(1,022,045)	4,663,085	1,384,190
Net increase/ (decrease) in cash and cash equivalents		$ (11,373)	₨ (971,544)	901,296	₨ (313,284)
Cash consideration received from non-controlling shareholders	[1]			7,688,896
Proportionate interest of non-controlling shareholder in net asset of Indian subsidiary				2,656,614
Difference recognized in Non-controlling interest reserve within equity				5,032,282
Less: Transaction costs attributed to NCI				278,757
Amount recognized as NCI				₨ 2,377,857

[1]	disclosed as “Change in non-controlling interest” under financing activities in Consolidated Statement of Cash flow